Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 14 — Related Party Transactions

Management Agreements

Part of day-to-day management and operation of the VIP gaming rooms is contracted by the Promotion Entities to Pak Si Management and Consultancy Limited of Macau (“Pak Si”), a related party management company that is responsible for hiring and managing staff needed for operations. This includes local managers and executives to provide supervision, finance and cage personnel, public relations, drivers and other service staff (waiters, cleaners, etc.). The agreements renew annually. The principal of Pak Si is the sister-in-law of Mr. Vong, a director of the Company and its chief operating officer.

Effective January 1, 2013, the monthly payments were revised for Sang Heng and Sang Lung from $180,000 to $155,000 each, and Bao Li and King’s Gaming remained at a monthly rate of $103,000.

Beginning in July 2013, the Oriental VIP Room entered into a management agreement with Pak Si for $103,000 per month.

Effective July 1, 2014, the monthly payments were revised for Sang Heng and Sang Lung from $155,000 to $142,000 each, and Bao Li, King’s Gaming and the Oriental VIP Room were revised from $103,000 to $97,000 each.

Effective January 1, 2015, the monthly payments were revised for Sang Heng and Sang Lung from $142,000 to $103,000 each, and Bao Li, King’s Gaming and the Oriental VIP Room were revised from $97,000 to $65,000 each.

Total expenses for Pak Si's services were $7,156,950, $6,807,018 and $5,966,147 during the years ended December 31, 2014, 2013 and 2012, respectively. Amounts due to Pak Si as of December 31, 2014 and December 31, 2013 were $573,897 and $619,042, respectively and have been recorded in accrued expenses.

Entertainment Expense

During the years ended December 31, 2014 and 2013 the Group’s paid entertainment expense were $727,298 and $779,224, respectively, for catering and restaurant services to a related party in which three directors have the ownership interest. There was no such transaction in 2012.